Shareholder Fees	Feb. 28, 2025 USD ($)
Sound Mind Investing Fund | Sound Mind Investing Fund [Default Label]
Prospectus [Line Items]
Redemption Fee	$ (15.00)
SMI Multi-Strategy Fund | SMI Multi-Strategy Fund [Default Label]
Prospectus [Line Items]
Redemption Fee	(15.00)
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund [Default Label]
Prospectus [Line Items]
Redemption Fee	$ (15.00)